Annuity Investors®

Life Insurance Company

May 3, 2012

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account C
Transition20 Variable Annuity
File Nos. 333-148387 and 811-21095
Rule 497(j) Certification

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Annuity Investors Variable Account C (the “Registrant”) certifies that:

(1)	the form of prospectus and Statement of Additional Information for the Transition20 Variable Annuity that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 5) to the Registrant’s Registration Statement; and

(2)	the text of the most recent Post-Effective Amendment was filed electronically on April 27, 2012.

Please address any questions or comments about this filing to Karen McLaughlin at 513.412.1465.

Sincerely yours,

Annuity Investors Life Insurance Company

/s/ John P. Gruber
John P. Gruber
Senior Vice President, General Counsel and Secretary

301 East Fourth Street, Cincinnati, Ohio 45202-4201

Mailing Address: P.O. Box 5423, Cincinnati, Ohio 45201-5423

800.789.6771    Fax 513.412.3766